Operating Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Lease [Abstract]
Schedule of Lease Cost	The lease cost has been allocated as follows based on the square footage of each property location.
	September 30, 2024	September 30, 2023
Office space, recorded in office and administration	$90,863	$74,640
Lab space, recorded in research and development	18,688	23,705
Lab space, capitalized to production of inventory	9,671	4,655
	$119,222	$103,000
The lease cost has been allocated as follows based on the square footage of each property location.
	December 31, 2023	December 31, 2022
Office space, recorded in office and administration	104,928	$51,745
Lab space, recorded in research and development	31,010	19,004
Lab space, capitalized to production of inventory	6,803	3,053
	142,741	$73,802

Schedule of Future Minimum Lease Payments

Future minimum lease payments under the Company’s operating lease that have an initial non-cancelable lease term in excess of one year at September 30, 2024, are as follows:

As of September 30, 2024	Total
2024	40,430
2025	67,384
Thereafter	-
107,814
Less: Imputed interest	(4,505)
Operating lease liability	103,309

Operating lease lability – current	103,309
Operating lease lability – non-current	$-

Future minimum lease payments under the Company’s operating lease that has an initial noncancPMGCle lease term in excess of one year at December 31, 2023 are as follows:

Year ended December 31,	Total
2024	161,721
2025	67,384
Thereafter	-
229,105
Less: Imputed interest	(18,616)
Operating lease liability	210,489

Operating lease lability – current	145,000
Operating lease lability – non-current	$65,489